Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments
Schedule of commitments related to long-term contracts

	12.31.2022	12.31.2021
Energy purchase and transportation contracts	108,768,267	132,307,398
Additions to property, plant and equipment
Construction of Jandaíra wind farm complex	-	147,682
Acquisition of assets for electricity distribution	1,187,336	1,374,177
Gas purchase contracts	3,875,135	1,841,767